TREASURY STOCK (Details Narrative) - USD ($)	Sep. 30, 2025	Feb. 14, 2025	Dec. 31, 2024	Oct. 14, 2024	Dec. 31, 2023	Jan. 25, 2023
Share repurchase program	$ 0		$ 0		$ 1,214,475
Issued are held as treasury stock	150,000		150,000		0
Board of Directors Chairman [Member]
Share repurchase program		$ 3,371,000				$ 2,000,000
Director [Member]
Issued are held as treasury stock				150,000